Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
1 / December 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 103.70%
ASSET-BACKED SECURITIES — 5.32%**
Aimco CLO,
Series 2015-AA, Class BR2
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
5.68% 10/17/34
1,2,3
$ 70,000 $ 67,422
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
30,881 27,676
Madison Park Funding XXXIX Ltd.,
Series 2021-39A, Class B
(Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
5.97% 10/22/34
1,2,3
70,000 66,682
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
5.24% 07/15/36
1,2,3
70,000 68,196
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
4,5,6
35,913 31,833
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 01/25/83
2
20,000 15,301
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
5.56% 04/26/83
2
20,000 18,436
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/25/73
2
35,000 33,169
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
5.46% 07/25/23
2
26,028 25,056
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
20,000 18,230
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
6.21% 07/26/83
2
20,000 19,795
SLM Student Loan Trust,
Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
5.86% 04/25/23
2
16,138 15,902
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/75
2
30,000 28,657
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
5.86% 04/25/23
2
$ 12,048 $ 11,834
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
6.61% 10/25/83
2
15,000 15,006
Wachovia Student Loan Trust,
Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.17%)
4.53% 04/25/40
1,2
26,740 25,542
Total Asset-Backed Securities
(Cost $509,624) 488,737
CORPORATES — 63.52%*
Banking — 10.62%
Bank of America Corp.
1.73% 07/22/27
6
50,000 43,847
2.30% 07/21/32
6
40,000 30,824
2.69% 04/22/32
6
35,000 28,049
Bank of America Corp.
(MTN)
2.09% 06/14/29
6
175,000 147,303
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,6
45,000 35,885
3.09% 05/14/32
1,3,6
20,000 13,904
6.54% 08/12/33
1,3,6
35,000 30,803
9.02% 11/15/33
1,3,6
15,000 15,451
DNB Bank ASA
(Norway)
1.13% 09/16/26
1,3,6
15,000 13,258
Fifth Third Bancorp
2.55% 05/05/27 15,000 13,490
HSBC Holdings PLC
(United Kingdom)
2.21% 08/17/29
3,6
95,000 76,897
JPMorgan Chase & Co.
1.58% 04/22/27
6
240,000 211,422
Lloyds Banking Group PLC
(United Kingdom)
4.72% 08/11/26
3,6
30,000 29,343
Macquarie Group Ltd.
(Australia)
1.63% 09/23/27
1,3,6
45,000 38,203
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,6
30,000 29,319
PNC Financial Services Group, Inc. (The)
6.04% 10/28/33
6
10,000 10,463
Santander UK Group Holdings PLC
(United Kingdom)
2.47% 01/11/28
3,6
15,000 12,842
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
35,000 35,121

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
(MTN)
2.39% 06/02/28
6
$ 170,000 $ 150,297
4.90% 07/25/33
6
10,000 9,481
976,202
Communications — 5.14%
AT&T, Inc.
2.55% 12/01/33 89,000 68,661
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 100,000 73,912
Comcast Corp.
1.95% 01/15/31 10,000 8,079
Discovery Communications LLC
3.63% 05/15/30 35,000 28,937
Level 3 Financing, Inc.
3.88% 11/15/29
1
30,000 23,728
Paramount Global
4.20% 05/19/32 30,000 24,574
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
15,000 14,902
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
42,188 41,710
5.15% 03/20/28
1
60,000 59,195
Tencent Holdings Ltd.
(Cayman Islands)
3.98% 04/11/29
1,3
30,000 27,642
T-Mobile USA, Inc.
2.55% 02/15/31 79,000 64,728
Verizon Communications, Inc.
2.36% 03/15/32 31,000 24,622
Walt Disney Co. (The)
7.75% 01/20/24 12,000 12,382
473,072
Consumer Discretionary — 3.42%
Anheuser-Busch InBev Worldwide, Inc.
3.50% 06/01/30 30,000 27,383
Bacardi Ltd.
(Bermuda)
4.70% 05/15/28
1,3
10,000 9,566
Church & Dwight Co., Inc.
5.60% 11/15/32 35,000 36,333
Clorox Co. (The)
1.80% 05/15/30 25,000 19,938
4.60% 05/01/32 5,000 4,812
Constellation Brands, Inc.
2.88% 05/01/30 30,000 25,606
Hyatt Hotels Corp.
1.80% 10/01/24 35,000 32,818
Imperial Brands Finance PLC
(United Kingdom)
4.25% 07/21/25
1,3
30,000 28,694
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Consumer Discretionary (continued)
Philip Morris International, Inc.
5.75% 11/17/32 $ 30,000 $ 30,724
Reynolds American, Inc.
5.70% 08/15/35 50,000 45,261
WarnerMedia Holdings, Inc.
4.28% 03/15/32
1
65,000 53,628
314,763
Electric — 4.64%
Alliant Energy Finance LLC
1.40% 03/15/26
1
50,000 43,464
Ameren Corp.
3.50% 01/15/31 75,000 66,520
Appalachian Power Co.,
Series X
3.30% 06/01/27 20,000 18,754
Arizona Public Service Co.
6.35% 12/15/32 15,000 15,800
Berkshire Hathaway Energy Co.
1.65% 05/15/31 25,000 19,412
Black Hills Corp.
4.35% 05/01/33 36,000 31,882
Duke Energy Corp.
2.55% 06/15/31 35,000 28,604
EVERSOURCE ENERGY
4.60% 07/01/27 15,000 14,818
ITC Holdings Corp.
4.95% 09/22/27
1
20,000 19,774
Jersey Central Power & Light Co.
2.75% 03/01/32
1
35,000 28,203
Metropolitan Edison Co.
4.00% 04/15/25
1
25,000 23,925
Narragansett Electric Co. (The)
3.40% 04/09/30
1
35,000 31,354
NextEra Energy Capital Holdings, Inc.
2.44% 01/15/32 17,000 13,734
Public Service Co. of New Mexico
3.85% 08/01/25 40,000 38,255
Southwestern Electric Power Co.,
Series M
4.10% 09/15/28 15,000 14,259
Xcel Energy, Inc.
3.40% 06/01/30 20,000 17,889
426,647
Energy — 2.82%
Aker BP ASA
(Netherlands)
3.10% 07/15/31
1,3
35,000 28,808
Energy Transfer LP
4.95% 06/15/28 45,000 43,600
Kinder Morgan, Inc.
5.30% 12/01/34 30,000 28,177
Petroleos Mexicanos
(Mexico)
5.95% 01/28/31
3
30,000 22,812

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
3 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
6.70% 02/16/32
3
$ 13,000 $ 10,237
Piedmont Natural Gas Co., Inc.
2.50% 03/15/31 10,000 8,187
Plains All American Pipeline LP/PAA Finance Corp.
4.65% 10/15/25 30,000 29,405
Rockies Express Pipeline LLC
3.60% 05/15/25
1
20,000 18,916
4.95% 07/15/29
1
10,000 9,135
Ruby Pipeline LLC
8.00% 04/01/22
1,4,5,7,8
14,394 15,689
Southern Co. Gas Capital Corp.
5.15% 09/15/32 20,000 19,700
Southern Natural Gas Co. LLC
4.80% 03/15/47
1
30,000 24,383
259,049
Finance — 7.71%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
3.00% 10/29/28
3
15,000 12,606
3.88% 01/23/28
3
16,000 14,316
Air Lease Corp.
3.63% 12/01/27 26,000 23,572
4.63% 10/01/28 15,000 14,064
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
21,000 16,816
2.75% 02/21/28
1,3
10,000 8,043
4.38% 05/01/26
1,3
5,000 4,569
Cboe Global Markets, Inc.
3.00% 03/16/32 20,000 16,732
Citigroup, Inc.
2.52% 11/03/32
6
90,000 70,023
2.56% 05/01/32
6
50,000 39,592
3.06% 01/25/33
6
25,000 20,225
Discover Financial Services
6.70% 11/29/32 25,000 25,455
Goldman Sachs Group, Inc. (The)
1.54% 09/10/27
6
90,000 77,790
2.65% 10/21/32
6
50,000 39,603
Intercontinental Exchange, Inc.
1.85% 09/15/32 25,000 18,841
JPMorgan Chase & Co.
1.76% 11/19/31
6
100,000 76,032
Morgan Stanley
2.48% 09/16/36
6
5,000 3,650
Morgan Stanley
(GMTN)
1.51% 07/20/27
6
35,000 30,432
Morgan Stanley
(MTN)
1.93% 04/28/32
6
135,000 101,687
2.51% 10/20/32
6
5,000 3,911
Nationwide Building Society
(United Kingdom)
1.50% 10/13/26
1,3
25,000 21,579
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
ORIX Corp.
(Japan)
4.00% 04/13/32
3
$ 25,000 $ 22,187
5.00% 09/13/27
3
10,000 9,993
Pipeline Funding Co. LLC
7.50% 01/15/30
1
17,324 17,505
Raymond James Financial, Inc.
4.65% 04/01/30 20,000 19,294
708,517
Food — 1.68%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.75% 12/01/31
1,3
32,000 26,133
Kraft Heinz Foods Co.
5.00% 07/15/35 28,000 26,959
Mondelez International, Inc.
3.00% 03/17/32 30,000 25,623
Pilgrim's Pride Corp.
3.50% 03/01/32
1
60,000 46,961
Smithfield Foods, Inc.
2.63% 09/13/31
1
40,000 28,753
154,429
Health Care — 8.70%
AbbVie, Inc.
4.50% 05/14/35 40,000 37,196
Alcon Finance Corp.
2.75% 09/23/26
1
40,000 36,665
Ascension Health,
Series B
2.53% 11/15/29 20,000 17,186
Banner Health
2.34% 01/01/30 10,000 8,431
Barnabas Health, Inc.,
Series 2012
4.00% 07/01/28 15,000 14,072
Baxter International, Inc.
3.95% 04/01/30 10,000 9,128
Bayer U.S. Finance II LLC
4.38% 12/15/28
1
45,000 42,333
Becton Dickinson and Co.
3.70% 06/06/27 20,000 18,928
Centene Corp.
3.00% 10/15/30 50,000 41,100
Cigna Corp.
2.40% 03/15/30 35,000 29,399
CommonSpirit Health
2.78% 10/01/30 20,000 16,467
3.35% 10/01/29 50,000 43,450
CVS Health Corp.
3.25% 08/15/29 50,000 44,839
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 35,000 29,133

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Elanco Animal Health, Inc.
6.40% 08/28/28 $ 15,000 $ 14,348
Elevance Health, Inc.
5.50% 10/15/32 20,000 20,501
Fresenius Medical Care U.S. Finance III, Inc.
1.88% 12/01/26
1
20,000 16,957
HCA, Inc.
3.63% 03/15/32
1
10,000 8,468
4.13% 06/15/29 65,000 59,477
Humana, Inc.
3.70% 03/23/29 10,000 9,150
5.88% 03/01/33 25,000 25,922
Illumina, Inc.
2.55% 03/23/31 25,000 20,077
5.75% 12/13/27 15,000 15,216
Molina Healthcare, Inc.
3.88% 11/15/30
1
30,000 25,650
PerkinElmer, Inc.
2.55% 03/15/31 35,000 28,324
Premier Health Partners,
Series G
2.91% 11/15/26 15,000 13,228
Providence St. Joseph Health Obligated Group,
Series H
2.75% 10/01/26 20,000 18,768
Regeneron Pharmaceuticals, Inc.
1.75% 09/15/30 20,000 15,509
Royalty Pharma PLC
(United Kingdom)
1.75% 09/02/27
3
25,000 21,248
Smith & Nephew PLC
(United Kingdom)
2.03% 10/14/30
3
30,000 23,521
STERIS Irish FinCo UnLtd Co.
(Ireland)
2.70% 03/15/31
3
30,000 24,370
Universal Health Services, Inc.
1.65% 09/01/26
1
35,000 30,194
Zoetis, Inc.
5.60% 11/16/32 20,000 20,769
800,024
Industrials — 1.93%
Amcor Finance USA, Inc.
3.63% 04/28/26 25,000 23,720
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
15,000 14,642
3.85% 12/15/25
1
10,000 9,652
Berry Global, Inc.
1.57% 01/15/26 20,000 17,871
1.65% 01/15/27 20,000 17,133
Boeing Co. (The)
4.88% 05/01/25 15,000 14,888
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Industrials (continued)
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
4.91% 05/05/26
2
$ 10,000 $ 9,714
Sealed Air Corp.
1.57% 10/15/26
1
30,000 25,965
Sonoco Products Co.
3.13% 05/01/30 25,000 21,537
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.63% 04/28/26
1,3
15,000 14,043
WRKCo, Inc.
3.00% 06/15/33 10,000 8,000
177,165
Information Technology — 2.28%
Amazon.com, Inc.
3.60% 04/13/32 10,000 9,182
Broadcom, Inc.
2.60% 02/15/33
1
10,000 7,510
3.42% 04/15/33
1
35,000 28,147
Fidelity National Information Services, Inc.
5.10% 07/15/32 25,000 24,139
Fiserv, Inc.
2.65% 06/01/30 20,000 16,859
Micron Technology, Inc.
2.70% 04/15/32 15,000 11,267
Netflix, Inc.
3.63% 06/15/25
1
20,000 19,181
Open Text Corp.
(Canada)
6.90% 12/01/27
1,3
17,000 17,170
Oracle Corp.
2.88% 03/25/31 70,000 58,120
6.25% 11/09/32 5,000 5,254
Take-Two Interactive Software, Inc.
4.00% 04/14/32 15,000 13,303
210,132
Insurance — 4.43%
Aon Corp.
2.80% 05/15/30 25,000 21,371
Aon Corp./Aon Global Holdings PLC
2.60% 12/02/31 10,000 8,177
Athene Global Funding
1.61% 06/29/26
1
5,000 4,322
(SOFR Index plus 0.70%)
4.90% 05/24/24
1,2
30,000 29,474
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 5,000 4,341
Brown & Brown, Inc.
2.38% 03/15/31 35,000 26,711
Equitable Financial Life Global Funding
1.30% 07/12/26
1
25,000 21,668
Farmers Exchange Capital
7.05% 07/15/28
1
5,000 5,140

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
5 / December 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Farmers Insurance Exchange
4.75% 11/01/57
1,6
$ 45,000 $ 36,244
Marsh & McLennan Cos., Inc.
2.25% 11/15/30 30,000 24,632
Metropolitan Life Global Funding I
2.95% 04/09/30
1
15,000 13,047
MMI Capital Trust I,
Series B
7.63% 12/15/27 50,000 53,878
Nationwide Mutual Insurance Co.
7.06% 12/15/24
1,6
50,000 49,882
New York Life Insurance Co.
5.88% 05/15/33
1
25,000 25,882
Progressive Corp. (The)
3.20% 03/26/30 10,000 9,005
Teachers Insurance & Annuity Association of America
4.38% 09/15/54
1,6
55,000 52,768
Willis North America, Inc.
2.95% 09/15/29 25,000 21,068
407,610
Materials — 0.44%
Georgia-Pacific LLC
2.30% 04/30/30
1
20,000 16,635
International Flavors & Fragrances, Inc.
2.30% 11/01/30
1
30,000 23,870
40,505
Real Estate Investment Trust (REIT) — 6.70%
American Assets Trust LP
3.38% 02/01/31 25,000 19,847
American Homes 4 Rent LP
2.38% 07/15/31 30,000 23,126
American Tower Corp.
2.90% 01/15/30 15,000 12,732
Crown Castle, Inc.
3.30% 07/01/30 25,000 21,929
CubeSmart LP
4.38% 02/15/29 15,000 13,866
Equinix, Inc.
3.90% 04/15/32 25,000 22,177
Essex Portfolio LP
2.65% 03/15/32 10,000 7,926
Extra Space Storage LP
2.35% 03/15/32 10,000 7,592
3.90% 04/01/29 25,000 22,481
GLP Capital LP/GLP Financing II, Inc.
3.25% 01/15/32 4,000 3,214
4.00% 01/15/30 20,000 17,525
5.30% 01/15/29 20,000 19,094
Healthcare Reality Holdings LP
2.00% 03/15/31 50,000 37,967
3.10% 02/15/30 15,000 12,623
Healthcare Realty Holdings LP
3.88% 05/01/25 4,000 3,823
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Hudson Pacific Properties LP
3.95% 11/01/27 $ 75,000 $ 63,923
Invitation Homes Operating Partnership LP
2.30% 11/15/28 45,000 37,287
Kilroy Realty LP
2.50% 11/15/32 40,000 28,549
3.05% 02/15/30 5,000 4,011
Life Storage LP
2.20% 10/15/30 40,000 31,174
LXP Industrial Trust
2.38% 10/01/31 25,000 18,997
2.70% 09/15/30 25,000 19,975
Mid-America Apartments LP
1.70% 02/15/31 20,000 15,671
Physicians Realty LP
2.63% 11/01/31 5,000 3,915
4.30% 03/15/27 16,000 15,123
Piedmont Operating Partnership LP
2.75% 04/01/32 35,000 24,541
Rexford Industrial Realty LP
2.13% 12/01/30 5,000 3,903
UDR, Inc.
(MTN)
4.40% 01/26/29 10,000 9,369
Ventas Realty LP
4.13% 01/15/26 10,000 9,711
VICI Properties LP
5.13% 05/15/32 25,000 23,209
VICI Properties LP/VICI Note Co., Inc.
4.63% 06/15/25
1
50,000 47,974
Weyerhaeuser Co.
3.38% 03/09/33 15,000 12,579
615,833
Retail — 0.51%
Alimentation Couche-Tard, Inc.
(Canada)
2.95% 01/25/30
1,3
35,000 29,698
Starbucks Corp.
2.55% 11/15/30 20,000 16,838
46,536
Services — 1.17%
Global Payments, Inc.
5.30% 08/15/29 15,000 14,574
Moody's Corp.
4.25% 08/08/32 30,000 28,129
Northwestern University
3.69% 12/01/38 20,000 17,631
RELX Capital, Inc.
3.00% 05/22/30 30,000 25,614
Republic Services, Inc.
2.90% 07/01/26 5,000 4,664
S&P Global, Inc.
2.90% 03/01/32
1
10,000 8,542

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Services (continued)
Waste Connections, Inc.
(Canada)
2.60% 02/01/30
3
$ 10,000 $ 8,550
107,704
Transportation — 1.33%
Delta Air Lines Pass-Through Trust,
Series 2020-1, Class AA
2.00% 06/10/28 21,263 18,237
JetBlue Airways Pass-Through Trust,
Series 2019-1, Class AA
2.75% 05/15/32 28,574 23,557
Norfolk Southern Corp.
3.00% 03/15/32 15,000 12,857
U.S. Airways Pass-Through Trust,
Series 2010-1, Class A
6.25% 04/22/23 2,576 2,570
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 14,427 14,528
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 35,633 34,354
Union Pacific Corp.
2.89% 04/06/36 20,000 15,912
122,015
Total Corporates
(Cost $6,729,188) 5,840,203
MORTGAGE-BACKED — 19.95%**
Non-Agency Commercial Mortgage-Backed — 3.74%
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class XA (IO)
1.26% 04/10/46
6
2,042,937 1,755
Citigroup Commercial Mortgage Trust,
Series 2013-GC15, Class XA (IO)
0.79% 09/10/46
6
6,994,843 17,911
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class XA (IO)
0.95% 10/10/47
6
561,453 6,942
Commercial Mortgage Trust,
Series 2013-CR9, Class XA (IO)
0.03% 07/10/45
6
10,769,773 310
Commercial Mortgage Trust,
Series 2014-CR19, Class XA (IO)
0.93% 08/10/47
6
574,686 6,280
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.06% 03/10/47
6
786,530 6,036
Commercial Mortgage Trust,
Series 2014-UBS3, Class XA (IO)
1.06% 06/10/47
6
1,758,505 17,452
Commercial Mortgage Trust,
Series 2014-UBS5, Class XA (IO)
0.83% 09/10/47
4,5,6
1,996,288 21,360
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
CSMC Trust,
Series 2016-NXSR, Class XA (IO)
0.71% 12/15/49
6
$ 315,579 $ 6,481
GS Mortgage Securities Corp. Trust,
Series 2020-UPTN, Class XA (IO)
0.35% 02/10/37
1,6
375,000 2,429
GS Mortgage Securities Trust,
Series 2010-C1, Class X (IO)
0.46% 08/10/43
1,6
2,444,287 4,115
GS Mortgage Securities Trust,
Series 2011-GC5, Class XA (IO)
0.00% 08/10/44
1,6
238,430 1
GS Mortgage Securities Trust,
Series 2013-GC14, Class XA (IO)
0.51% 08/10/46
6
4,343,661 6,140
GS Mortgage Securities Trust,
Series 2014-GC20, Class XA (IO)
1.01% 04/10/47
6
2,265,142 18,473
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA (IO)
0.80% 09/15/47
6
1,802,371 16,909
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class XA (IO)
0.81% 11/15/47
6
1,410,444 16,684
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2010-C2, Class XB (IO)
1.46% 11/15/43
1,6
597,694 7,204
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class XA (IO)
0.95% 12/15/47
6
1,779,929 23,698
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C22, Class XA (IO)
1.00% 04/15/48
6
659,524 10,204
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C3, Class XB (IO)
0.17% 08/10/49
1,4,5,6
307,584 82
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class XA (IO)
1.08% 08/15/50
6
294,937 3,135
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class XA (IO)
1.01% 12/15/47
6
4,356,950 71,079
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS2, Class XA (IO)
0.61% 07/15/58
6
2,070,615 24,221
WF-RBS Commercial Mortgage Trust,
Series 2014-C19, Class XA (IO)
0.96% 03/15/47
6
5,757,830 44,326
WF-RBS Commercial Mortgage Trust,
Series 2014-LC14, Class XA (IO)
1.24% 03/15/47
6
1,204,187 10,294
343,521

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
7 / December 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 4.12%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-
Through Certificates,
Series 2005-R11, Class M3
(LIBOR USD 1-Month plus 0.75%)
5.14% 01/25/36
2
$ 100,000 $ 95,350
Banc of America Funding Trust,
Series 2014-R7, Class 2A1
(LIBOR USD 1-Month plus 0.14%)
4.53% 09/26/36
1,2
7,022 7,038
Bear Stearns ARM Trust,
Series 2004-1, Class 12A5
3.08% 04/25/34
6
6,718 6,188
Bombardier Capital Mortgage Securitization Corp.,
Series 2000-A, Class A2
7.58% 06/15/30
6
19,426 2,822
CIM Trust,
Series 2021-R4, Class A1A
2.00% 05/01/61
1,6
68,734 59,772
CIT Mortgage Loan Trust,
Series 2007-1, Class 1A
(LIBOR USD 1-Month plus 1.35%)
5.74% 10/25/37
1,2
2,163 2,153
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
5.02% 02/25/35
2
37,910 35,030
Countrywide Asset-Backed Certificates Trust,
Series 2007-13, Class 2A1
(LIBOR USD 1-Month plus 0.90%)
5.29% 10/25/47
2
18,970 17,724
GSR Mortgage Loan Trust,
Series 2005-AR6, Class 2A1
3.77% 09/25/35
6
9,767 9,173
HSI Asset Securitization Corp. Trust,
Series 2007-WF1, Class 1A1
(LIBOR USD 1-Month plus 0.32%)
4.71% 05/25/37
2
9,451 9,394
IndyMac Index Mortgage Loan Trust,
Series 2007-FLX3, Class A1
(LIBOR USD 1-Month plus 0.48%)
4.87% 06/25/37
2
71,021 61,881
JPMorgan Mortgage Trust,
Series 2005-A3, Class 2A1
2.86% 06/25/35
6
946 942
Long Beach Mortgage Loan Trust,
Series 2006-1, Class 1A
(LIBOR USD 1-Month plus 0.44%)
4.83% 02/25/36
2
3,934 3,798
Morgan Stanley Mortgage Loan Trust,
Series 2004-5AR, Class 3A1
3.80% 07/25/34
6
10,820 10,102
Saxon Asset Securities Trust,
Series 2007-2, Class A2A
(LIBOR USD 1-Month plus 0.10%)
4.49% 05/25/47
2
65,008 46,271
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR1, Class 1A2
(LIBOR USD 1-Month plus 0.70%)
5.04% 03/19/34
2
$ 1,447 $ 1,376
Wells Fargo Home Equity Trust Mortgage Pass-Through
Certificates,
Series 2004-1, Class 2A1
(LIBOR USD 1-Month plus 0.60%)
4.99% 04/25/34
2
10,693 10,171
379,185
U.S. Agency Commercial Mortgage-Backed — 0.40%
Fannie Mae-Aces,
Series 2016-M2, Class X3 (IO)
2.09% 04/25/36
6
66,979 606
Fannie Mae-Aces,
Series 2016-M4, Class X2 (IO)
2.67% 01/25/39
6
305,325 4,819
Freddie Mac Multifamily Structured Pass-Through
Certificates,
Series K049, Class X3 (IO)
1.55% 10/25/43
6
250,000 8,851
Ginnie Mae,
Series 2012-112, Class IO (IO)
0.14% 02/16/53
6
2,150,802 6,378
Ginnie Mae,
Series 2013-1, Class IO (IO)
0.58% 02/16/54
6
496,353 5,600
Ginnie Mae,
Series 2013-125, Class IO (IO)
0.20% 10/16/54
6
794,546 10,494
36,748
U.S. Agency Mortgage-Backed — 11.69%
Fannie Mae REMICS,
Series 2011-116, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.00%, 6.00% Cap)
1.61% 11/25/41
2
70,342 4,873
Fannie Mae REMICS,
Series 2012-128, Class UA
2.50% 06/25/42 18,228 15,902
Fannie Mae REMICS,
Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
5.00% 10/25/42
2
31,304 29,058
Freddie Mac Pool SD8189
2.50% 01/01/52 46,679 39,696
Freddie Mac Pool SD8199
2.00% 03/01/52 47,940 39,024
Freddie Mac REMICS,
Series 4064, Class TB
3.50% 06/15/42 98,618 90,461
Freddie Mac Strips,
Series 240, Class IO (IO)
5.50% 07/15/36 151,786 32,106

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae,
Series 2003-110, Class S (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
2.25% 10/20/33
2
$ 187,742 $ 14,745
Ginnie Mae,
Series 2018-124, Class NW
3.50% 09/20/48 23,323 21,985
Ginnie Mae,
Series 2018-154, Class BP
3.50% 11/20/48 2,407 2,259
Ginnie Mae,
Series 2019-15, Class GT
3.50% 02/20/49 20,197 18,605
UMBS (TBA)
2.50% 01/01/53 100,000 84,617
4.00% 01/01/53 50,000 46,884
4.50% 01/01/53 275,000 264,804
5.00% 01/01/53 375,000 369,507
1,074,526
Total Mortgage-Backed
(Cost $3,160,663) 1,833,980
MUNICIPAL BONDS — 4.96%*
California — 0.76%
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series RY
6.76% 07/01/34 10,000 11,203
Regents of the University of California Medical Center
Pooled Revenue Bonds, Health, Hospital and Nursing Home
Improvements, Series N
3.01% 05/15/50 10,000 6,618
San Francisco City & County Airport Commercial-San
Francisco International Airport Revenue Bonds, Series C
3.05% 05/01/34 20,000 16,085
Santa Clara Valley Transportation Authority Revenue Bonds,
Transit Improvements
5.88% 04/01/32 20,000 20,618
Santa Monica Community College District General
Obligation Bonds
2.05% 08/01/33 20,000 15,085
69,609
Florida — 0.14%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 15,000 13,131
Maryland — 0.12%
City of Baltimore Revenue Bonds, Series B
2.13% 07/01/33 15,000 11,165
Massachusetts — 0.25%
Massachusetts School Building Authority Revenue Bonds,
Series A
2.50% 02/15/37 15,000 10,676
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
Massachusetts (continued)
Massachusetts School Building Authority Revenue Bonds,
Series B
2.97% 10/15/32 $ 15,000 $ 12,384
23,060
Michigan — 0.25%
University of Michigan Revenue Bonds, Series C
3.44% 04/01/31 25,000 22,708
New York — 3.44%
City of New York General Obligation Bonds, Series D
1.92% 08/01/31 30,000 23,238
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements
3.73% 08/01/29 5,000 4,585
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series D
2.50% 11/01/33 50,000 39,221
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, Public Improvements, Series E
1.97% 02/01/33 100,000 74,260
New York State Dormitory Authority Revenue Bonds, School
Improvements, Series F
2.96% 02/15/32 25,000 20,697
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 75,000 61,332
New York State Dormitory Authority Revenue Bonds,
University & College Improvements
5.29% 03/15/33 50,000 50,546
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series B
2.97% 03/15/34 15,000 12,175
New York State Urban Development Corp. Revenue Bonds,
Economic Improvements, Series F
2.00% 03/15/33 15,000 11,251
New York State Urban Development Corp. Revenue Bonds,
Transit Improvements, Series B
2.59% 03/15/35 25,000 19,055
316,360
Total Municipal Bonds
(Cost $575,787) 456,033
U.S. TREASURY SECURITIES — 9.95%
U.S. Treasury Bonds — 0.17%
U.S. Treasury Bonds
4.00% 11/15/52 4,000 4,023
U.S. Treasury Bonds - Treasury Inflation Indexed Bonds
0.63% 07/15/32
9
12,307 11,275
15,298
U.S. Treasury Notes — 9.78%
U.S. Treasury Notes
3.88% 11/30/27 172,000 171,068
3.88% 12/31/27 123,000 122,299
4.13% 10/31/27 1,000 1,004

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
9 / December 2022
Issues
Maturity
Date
Principal
Amount Value
U.S. TREASURY SECURITIES (continued)
U.S. Treasury Notes (continued)
4.13% 11/15/32 $ 229,000 $ 233,598
4.25% 12/31/24 113,000 112,631
4.50% 11/30/24 259,000 259,051
899,651
Total U.S. Treasury Securities
(Cost $922,469) 914,949
Total Bonds — 103.70%
(Cost $11,897,731)
9,533,902
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 4.36%
Money Market Funds — 4.36%
Dreyfus Government Cash Management Fund
4.19%
10
316,500 316,500
Fidelity Investments Money Market Funds - Government
Portfolio
4.06%
10
19,735 19,735
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
4.12%
10
65,000 65,000
Total Short-Term Investments
(Cost $401,235) 401,235
Total Investments - 108.06%
(Cost $12,298,966) 9,935,137
Liabilities in Excess of Other Assets - (8.06)% (741,043)
Net Assets - 100.00% $ 9,194,094
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at December 31, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
5
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $68,964, which is 0.75% of total net assets.
6
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
7
Non-income producing security.
8
Security is currently in default with regard to scheduled interest or principal payments.
9
Inflation protected security. Principal amount reflects original security face amount.
10
Represents the current yield as of December 31, 2022.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(TBA): To-Be-Announced
(USD): U.S. Dollar

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 10
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 10 03/31/23 $ 2,050,781 $ 2,388 $ 2,388
U.S. Treasury Five-Year Note 7 03/31/23 755,508 (545) (545)
2,806,289 1,843 1,843
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten-Year Ultra Bond 12 03/22/23 (1,419,375) 3,875 3,875
U.S. Treasury Ultra Bond 1 03/22/23 (134,313) (281) (281)
(1,553,688) 3,594 3,594
TOTAL FUTURES CONTRACTS $ 1,252,601 $ 5,437 $ 5,437
Received by the Fund Paid by the Fund
Description
Maturity
Date Rate Frequency Rate Frequency
Notional
Amount
(000's) Value
Premiums
Paid
Unrealized
Appreciation
(Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.77% Semi-annually $ 40 $ 12,210 $ — $ 12,210
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.79% Semi-annually 25 7,574 — 7,574
Interest Rate Swap
1
07/24/53
3-month USD
LIBOR Quarterly 1.81% Semi-annually 20 5,977 — 5,977
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 470 (28,597) — (28,597)
Interest Rate Swap
1
07/24/25 1.03% Semi-annually
3-month USD
LIBOR Quarterly 340 (20,637) — (20,637)
Interest Rate Swap
1
07/24/25 1.07% Semi-annually
3-month USD
LIBOR Quarterly 235 (14,095) — (14,095)
Interest Rate Swap
1
06/10/24 1.95% Annual
3-month USD
LIBOR Annual 660 (28,417) — (28,417)
TOTAL SWAPS CONTRACTS $ 1,790 $ (65,985) $ — $ (65,985)
1
Centrally cleared.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
11 / December 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the "Board" or the "Board of Trustees") has designated the Adviser as the "valuation designee" with respect to the fair valuation of the Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors selected and overseen by the valuation designee. Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser in accordance with procedures approved by and under the general oversight of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods approved by the Board, the value of the security or asset was determined in good faith by the Adviser, as the valuation designee. When the Fund uses these fair valuation methods that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Adviser believes accurately reflects fair value and are categorized as
Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the
Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Adviser would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
December 2022 / 12
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December
31, 2022 is as follows:
INVESTMENT GRADE CREDIT FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 401,235 $ — $ — $ 401,235
Long-Term Investments:
Asset-Backed Securities — 456,904 31,833 488,737
Corporates — 5,824,514 15,689 5,840,203
Mortgage-Backed Securities — 1,812,538 21,442 1,833,980
Municipal Bonds — 456,033 — 456,033
U.S. Treasury Securities 903,674 11,275 — 914,949
Other Financial Instruments
*
Assets:
Interest rate contracts 6,264 25,762 — 32,026
Liabilities:
Interest rate contracts (826) (91,747) — (92,573)
Total $ 1,310,347 $ 8,495,279 $ 68,964 $ 9,874,590
*Other financial instruments include futures and swaps. Interest rate contracts include futures and swaps.

Investment Grade Credit Fund
Schedule of Portfolio Investments
December 31, 2022 (Unaudited)
13 / December 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended December 31, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
INVESTMENT GRADE
CREDIT FUND
ASSET-BACKED
SECURITIES CORPORATES
MORTGAGE-
BACKED
SECURITIES
Balance as of
April 1, 2022 $ 35,499 $ 13,386 $ 37,672
Accrued discounts/premiums — — (3,151)
Realized gain (loss) — — —
Change in unrealized appreciation (depreciation)* (1,965) 2,303 (13,079)
Purchases — — —
Sales (1,701) — —
Transfers into Level 3** — — —
Transfers out of Level 3** — — —
Balance as of
December 31, 2022
$ 31,833 $ 15,689 $ 21,442
*The change in unrealized appreciation (depreciation) on securities still held at December 31, 2022 was $(12,741) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended December 31, 2022.
Significant unobservable valuations inputs for Level 3 investments as of December 31, 2022, are as follows:
INVESTMENT GRADE CREDIT
FUND
FAIR VALUE AT
12/31/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $31,833 Broker Quote Offered Quote $88.64 $88.64 Increase
Corporate Securities $15,689 Third-Party Vendor Vendor Prices $109.00 $109.00 Increase
Mortgage-Backed Securities-
Non-Agency Commercial $21,442 Third-Party Vendor Vendor Prices $0.03 - $1.07 $1.07 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.